Debt - Schedule of Debt Including Debt to Related Parties (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt	$ 28,374
Debt, non-current	7,489	$ 7,691
Secured Debt
Short-Term Debt [Line Items]
Debt	28,215	33,600
Less current portion	(20,726)	(25,909)
Debt, non-current	7,489	7,691
October 2012 Secured Promissory Notes and April 2013 Secured Promissory Notes | Secured Debt
Short-Term Debt [Line Items]
Debt	3,425	3,425
June 2014 Secured Promissory Notes
Short-Term Debt [Line Items]
Debt	7,599	7,774	$ 7,941	$ 8,106
June 2014 Secured Promissory Notes | Secured Debt
Short-Term Debt [Line Items]
Debt	7,599	7,774
Secured Revolving Borrowing Interest Rate at 12.80% Through August 2021 | Secured Debt
Short-Term Debt [Line Items]
Debt	9,636	14,829
August 2015 Senior Secured Promissory Notes | Secured Debt
Short-Term Debt [Line Items]
Debt	7,300	7,300
Research Loan Facility Interest Rate at 1.00% | Secured Debt
Short-Term Debt [Line Items]
Debt	$ 255	$ 272